CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Convertible Preferred Stock Series C [Member]	Series D Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock	Series C Convertible Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Sep. 30, 2019				1,016,004	1,785,715	18,366,178
Balance, amount at Sep. 30, 2019	$ (3,297,290)			$ 1,015	$ 1,790	$ 18,366	$ 39,085,179	$ (42,403,640)
Stock compensation expense - employee options	1,702,085			0	0	$ 0	1,702,085	0
Stock option exercise, shares						73,191
Stock option exercise, amount	$ 0			0	0	$ 73	$ (73)	0
Conversion of debt offering and accrued interest (Note 7), shares	975,326					4,581,917	975,326
Conversion of debt offering and accrued interest (Note 7), amount	$ 4,596,537			0	0	$ 4,585	$ 4,591,952	0
Beneficial conversion feature (Note 7)	3,766,074			0	0	0	3,766,074	0
Issuance of warrants to debt holders (Note 7)	1,824,998			0	0	$ 0	1,824,998	0
Issuance of common stock for services, shares						550,000
Issuance of common stock for services, amount	1,045,000				0	$ 550	1,044,450	0
Issuance of common stock for exercise of warrants, shares						733,588
Issuance of common stock for exercise of warrants, amount	85,000			0	0	$ 733	84,267	0
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, shares						500,000
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, amount	950,000			0	0	$ 500	949,500	0
Net loss	(13,562,641)			$ 0	$ 0	$ 0	0	(13,562,641)
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	1,016,004	1,785,715	24,804,874
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 24,807	54,023,758	(55,966,281)
Stock compensation expense - employee options	175,442	0	0			$ 0	175,442	0
Conversion of debt offering and accrued interest (Note 7), shares						561,600
Conversion of debt offering and accrued interest (Note 7), amount	561,600	0	0			$ 562	561,038	0
Issuance of common stock for exercise of warrants, shares						3,750
Issuance of common stock for exercise of warrants, amount	4,688	0	0			$ 4	4,684	0
Net loss	(5,299,331)	0	0			0	0	(5,299,331)
Issuance of warrant for services to related party	1,811,691	$ 0	$ 0			$ 0	1,811,691	0
Balance, shares at Dec. 31, 2020		1,785,715	1,016,004			25,370,224
Balance, amount at Dec. 31, 2020	(4,660,822)	$ 1,790	$ 1,015			$ 25,372	56,576,613	(61,265,612)
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	1,016,004	1,785,715	24,804,874
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 24,807	54,023,758	(55,966,281)
Beneficial conversion feature (Note 7)	9,769,683
Net loss	(10,672,949)
Balance, shares at Mar. 31, 2021		1,785,715	1,016,004			28,257,467
Balance, amount at Mar. 31, 2021	7,413,756	$ 1,790	$ 1,015			$ 28,258	74,021,923	(66,639,230)
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	1,016,004	1,785,715	24,804,874
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 24,807	54,023,758	(55,966,281)
Stock compensation expense - employee options	1,028,522			0	0	$ 0	1,028,522	0
Conversion of debt offering and accrued interest (Note 7), shares						6,090,660
Conversion of debt offering and accrued interest (Note 7), amount	6,098,058			0	0	$ 6,091	6,091,968	0
Beneficial conversion feature (Note 7)	9,769,683			0	0	0	9,769,683	0
Issuance of warrants to debt holders (Note 7)	4,439,317			0	0	$ 0	4,439,317	0
Issuance of common stock for services, shares						97,000
Issuance of common stock for services, amount	202,820			0	0	$ 97	202,723	0
Issuance of common stock for exercise of warrants, shares						3,676,542
Issuance of common stock for exercise of warrants, amount	1,313,203			0	0	$ 3,675	1,309,528	0
Net loss	(25,360,213)			0	0	0	0	(25,360,213)
Issuance of warrant for services	2,547,436			0	0	0	2,547,436	0
Issuance of warrants for services related to debt offering (Note 7), amount	1,667,281			0	0	$ 0	1,667,281	0
Issuance of common stock for stock option exercises, shares						16,875
Issuance of common stock for stock option exercises, amount	23,344			0	0	$ 17	23,327	0
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity, shares						480,600
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity, amount	1,427,622			$ 0	$ 0	$ 481	1,427,141	0
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	1,016,004	1,785,715	35,166,551
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 35,168	82,530,684	(81,326,494)
Balance, shares at Dec. 31, 2020		1,785,715	1,016,004			25,370,224
Balance, amount at Dec. 31, 2020	(4,660,822)	$ 1,790	$ 1,015			$ 25,372	56,576,613	(61,265,612)
Stock compensation expense - employee options	127,407	0	0			$ 0	127,407	0
Conversion of debt offering and accrued interest (Note 7), shares						210,600
Conversion of debt offering and accrued interest (Note 7), amount	210,606	0	0			$ 211	210,395	0
Beneficial conversion feature (Note 7)	9,769,683		0			$ 0	9,769,683	0
Issuance of common stock for exercise of warrants, shares						2,579,643
Issuance of common stock for exercise of warrants, amount	648,516	0	0			$ 2,578	645,938	0
Net loss	(5,373,618)	0	0			0	0	(5,373,618)
Issuance of warrant for services to related party	382,566	0	0			0	382,566	0
Issuance of warrants to debt holders (Note 7)	4,439,317	0	0			0	4,439,317	0
Issuance of warrants for services related to debt offering (Note 7)	1,667,281	0	0			$ 0	1,667,281	0
Issuance of common stock for services, shares						97,000
Issuance of common stock for services, amount	202,820	$ 0	$ 0			$ 97	202,723	0
Balance, shares at Mar. 31, 2021		1,785,715	1,016,004			28,257,467
Balance, amount at Mar. 31, 2021	7,413,756	$ 1,790	$ 1,015			$ 28,258	74,021,923	(66,639,230)
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	1,016,004	1,785,715	35,166,551
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 35,168	82,530,684	(81,326,494)
Stock compensation expense - employee options	204,170	0	0			$ 0	204,170	0
Issuance of common stock for exercise of warrants, shares						801,486
Issuance of common stock for exercise of warrants, amount	766,486	0	0			$ 801	765,685	0
Net loss	(5,356,619)	0	0			$ 0	0	(5,356,619)
Issuance of common stock for stock option exercises, shares						1,875
Issuance of common stock for stock option exercises, amount	2,344	$ 0	$ 0			$ 2	2,342	0
Balance, shares at Dec. 31, 2021		1,785,715	1,016,004			35,969,912
Balance, amount at Dec. 31, 2021	(3,141,456)	$ 1,790	$ 1,015			$ 35,971	83,502,881	(86,683,113)
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	1,016,004	1,785,715	35,166,551
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 1,015	$ 1,790	$ 35,168	82,530,684	(81,326,494)
Beneficial conversion feature (Note 7)	0
Net loss	(11,497,357)
Balance, shares at Mar. 31, 2022		1,785,715	1,016,004			43,737,772
Balance, amount at Mar. 31, 2022	6,729,227	$ 1,790	$ 1,015			$ 43,739	99,506,534	(92,823,851)
Balance, shares at Dec. 31, 2021		1,785,715	1,016,004			35,969,912
Balance, amount at Dec. 31, 2021	(3,141,456)	$ 1,790	$ 1,015			$ 35,971	83,502,881	(86,683,113)
Stock compensation expense - employee options	432,481	0	0			$ 0	432,481	0
Conversion of debt offering and accrued interest (Note 7), shares						7,672,860
Conversion of debt offering and accrued interest (Note 7), amount	15,345,720	0	0			$ 7,673	15,338,047	0
Net loss	(6,140,738)	0	0			0	0	(6,140,738)
Issuance of warrant for services to related party	71,220	0	0			$ 0	71,220	0
Issuance of common stock for stock option exercises, shares						5,000
Issuance of common stock for stock option exercises, amount	9,000	0	0			$ 5	8,995	0
Issuance of common stock for services, shares						90,000
Issuance of common stock for services, amount	153,000	$ 0	$ 0			$ 90	152,910	0
Balance, shares at Mar. 31, 2022		1,785,715	1,016,004			43,737,772
Balance, amount at Mar. 31, 2022	$ 6,729,227	$ 1,790	$ 1,015			$ 43,739	$ 99,506,534	$ (92,823,851)